Issued capital and reserves - Disclosure of Reconciliation of Share Capital (Details) - Other equity - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	210,323,474	211,252,951	40,000,000
Effects of the capital reorganisation on 28 Aug 2020 (in shares)	0	0	151,542,785
Issuance of share capital Global Blue Group Holding A.G. (in shares)	29,764,256	0	19,596,142
Conversion of preference shares into ordinary shares (in shares)	0	0	(5,929,477)
Assign the preference shares to ListCo. (in shares)	0	0	5,929,477
Exercise of warrants (in shares)	0	0	114,024
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	104,135	5,000,000	0
Cancellation of preference shares by Global Blue Group Holding A.G. (in shares)	(104,135)	(5,929,477)	0
Number of shares issued, end of period	240,087,730	210,323,474	211,252,951
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	192,534,962	187,534,962	40,000,000
Effects of the capital reorganisation on 28 Aug 2020 (in shares)	0	0	127,824,796
Issuance of share capital Global Blue Group Holding A.G. (in shares)	8,587,786	0	19,596,142
Conversion of preference shares into ordinary shares (in shares)	0	0	0
Assign the preference shares to ListCo. (in shares)	0	0	0
Exercise of warrants (in shares)	0	0	114,024
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	104,135	5,000,000	0
Cancellation of preference shares by Global Blue Group Holding A.G. (in shares)	0	0	0
Number of shares issued, end of period	201,226,883	192,534,962	187,534,962
Preference shares A
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	17,788,512	23,717,989	0
Effects of the capital reorganisation on 28 Aug 2020 (in shares)	0	0	23,717,989
Issuance of share capital Global Blue Group Holding A.G. (in shares)	0	0	0
Conversion of preference shares into ordinary shares (in shares)	0	0	(5,929,477)
Assign the preference shares to ListCo. (in shares)	0	0	5,929,477
Exercise of warrants (in shares)	0	0	0
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	0	0	0
Cancellation of preference shares by Global Blue Group Holding A.G. (in shares)	(104,135)	(5,929,477)	0
Number of shares issued, end of period	17,684,377	17,788,512	23,717,989
Preference shares B
Disclosure of classes of share capital [line items]
Number of shares issued, beginning of period	0
Effects of the capital reorganisation on 28 Aug 2020 (in shares)	0
Issuance of share capital Global Blue Group Holding A.G. (in shares)	21,176,470
Conversion of preference shares into ordinary shares (in shares)	0
Assign the preference shares to ListCo. (in shares)	0
Exercise of warrants (in shares)	0
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	0
Cancellation of preference shares by Global Blue Group Holding A.G. (in shares)	0
Number of shares issued, end of period	21,176,470	0